RELATED PARTY TRANSACTIONS (Details) (USD $)	0 Months Ended				1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended				77 Months Ended	80 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	80 Months Ended	0 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	80 Months Ended	0 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	80 Months Ended	0 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	80 Months Ended	0 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	80 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		80 Months Ended	3 Months Ended	12 Months Ended	80 Months Ended	0 Months Ended			3 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended
	Jan. 08, 2014	Dec. 13, 2013	Jan. 08, 2013	Feb. 11, 2011	Aug. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Apr. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2014	Jan. 31, 2014	Sep. 30, 2013	Mar. 31, 2014 Immediate Family Member of Management or Principal Owner [Member] Office Space [Member]	Mar. 31, 2013 Immediate Family Member of Management or Principal Owner [Member] Office Space [Member]	Mar. 31, 2013 Immediate Family Member of Management or Principal Owner [Member] Office Space [Member]	Dec. 31, 2013 Immediate Family Member of Management or Principal Owner [Member] Office Space [Member]	Dec. 31, 2012 Immediate Family Member of Management or Principal Owner [Member] Office Space [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Employment Agreement [Member] Annual Salary [Member]	Mar. 31, 2014 Chief Executive Officer [Member] Employment Agreement [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Employment Agreement [Member]	Mar. 31, 2014 Chief Executive Officer [Member] Employment Agreement [Member]	Oct. 14, 2013 Chief Executive Officer [Member] Consulting Agreement [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Consulting Agreement [Member]	Dec. 31, 2013 Chief Scientific Officer [Member] Employment Agreement [Member] Annual Salary [Member]	Dec. 31, 2013 Chief Scientific Officer [Member] Employment Agreement [Member] Signing Bonus [Member]	Mar. 31, 2014 Chief Scientific Officer [Member] Employment Agreement [Member]	Dec. 31, 2013 Chief Scientific Officer [Member] Employment Agreement [Member]	Mar. 31, 2014 Chief Scientific Officer [Member] Employment Agreement [Member]	Oct. 14, 2013 Chief Scientific Officer [Member] Consulting Agreement [Member]	Dec. 31, 2013 Chief Scientific Officer [Member] Consulting Agreement [Member]	Dec. 31, 2013 Secretary [Member] Employment Agreement [Member] Annual Salary [Member]	Dec. 31, 2013 Secretary [Member] Employment Agreement [Member] Signing Bonus [Member]	Mar. 31, 2014 Secretary [Member] Employment Agreement [Member]	Dec. 31, 2013 Secretary [Member] Employment Agreement [Member]	Mar. 31, 2014 Secretary [Member] Employment Agreement [Member]	Oct. 14, 2013 Secretary [Member] Consulting Agreement [Member]	Dec. 31, 2013 Secretary [Member] Consulting Agreement [Member]	Dec. 31, 2013 Lab Manager [Member] Employment Agreement [Member] Annual Salary [Member]	Dec. 31, 2013 Lab Manager [Member] Employment Agreement [Member] Signing Bonus [Member]	Mar. 31, 2014 Lab Manager [Member] Employment Agreement [Member]	Dec. 31, 2013 Lab Manager [Member] Employment Agreement [Member]	Mar. 31, 2014 Lab Manager [Member] Employment Agreement [Member]	Oct. 14, 2013 Lab Manager [Member] Consulting Agreement [Member]	Dec. 31, 2013 Lab Manager [Member] Consulting Agreement [Member]	Dec. 31, 2013 Research Consultant [Member] Employment Agreement [Member] Annual Salary [Member]	Dec. 31, 2013 Research Consultant [Member] Employment Agreement [Member] Signing Bonus [Member]	Mar. 31, 2014 Research Consultant [Member] Employment Agreement [Member]	Dec. 31, 2013 Research Consultant [Member] Employment Agreement [Member]	Mar. 31, 2014 Research Consultant [Member] Employment Agreement [Member]	Dec. 31, 2013 Director [Member] Consulting Agreement [Member]	Mar. 31, 2014 Stock Issued for Cash to Related Party [Member]	Dec. 31, 2013 Stock Issued for Cash to Related Party [Member]	Mar. 31, 2014 Employment Agreement [Member] Additional Compensation [Member]	Mar. 31, 2013 Employment Agreement [Member] Additional Compensation [Member]	Mar. 31, 2014 Employment Agreement [Member] Additional Compensation [Member]	Mar. 31, 2014 Legal Representation Agreement [Member]	Dec. 31, 2013 Legal Representation Agreement [Member]	Mar. 31, 2014 Legal Representation Agreement [Member]	Mar. 10, 2014 Private Placement Agent Agreement [Member] Subsequent Event [Member]	Jan. 08, 2014 Private Placement Agent Agreement [Member] Subsequent Event [Member]	Mar. 10, 2014 Private Placement Agent Agreement [Member]	Mar. 31, 2014 Private Placement Agent Agreement [Member]	Dec. 31, 2013 Private Placement Agent Agreement [Member]	Dec. 31, 2012 Private Placement Agent Agreement [Member]	Jan. 08, 2014 Subsequent Event [Member]	May 16, 2014 Subsequent Event [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases																	rents office space from SB Lauren PC, an entity owned by the wife of the Company's President, on a month to month basis for $1,200 per month. The arrangement commenced in 2012.
Operating Leases, Rent Expense, Minimum Rentals																			$ 1,200	$ 1,200
Operating Leases, Rent Expense																	32,400	3,600	3,600	14,400	14,400
Accounts Payable, Related Parties																	3,800			5,000
Other Commitments, Description																								entered into a consulting agreement with Dr. Abraham Mittelman to be the Company's Chief Executive Officer for a term of 4 years. The agreement was effective on July 1, 2013. The Company agreed to pay Dr. Mittelman $72,000 per annum in common stock in equal increments, not less frequently than monthly, with a five (5) percent annual increase, plus normal out of pocket expenses		entered into a consulting agreement with Dr. Abraham Mittelman to be the Company's Chief Executive Officer for a term of 4 years. The agreement was effective on July 1, 2013. The Company shall pay Dr. Mittelman $72,000 per annum in common stock in equal increments not less frequently than monthly with a five (5) percent annual increase plus normal out of pocket expenses					Company entered into a consulting agreement with Dr. Raj Tiwari, to be the Company's Chief Scientific Officer for a term of 4 years. The agreement was effective on July 1, 2013. The Company agreed to pay Dr. Tiwari $72,000 per annum in equal increments, not less frequently than monthly, with a five (5) percent annual increase, plus normal out of pocket expenses. In addition, Dr. Tiwari shall be paid a signing bonus of $20,000 over two years in equal increments, not less frequently than monthly		entered into a consulting agreement with Tiwari, to be the Company's Chief Scientific Officer for a term of 4 years. The agreement was effective on July 1, 2013. The Company shall pay Tiwari $72,000 per annum in equal increments not less frequently than monthly with a five (5) percent annual increase plus normal out of pocket expenses. In addition, in connection with the execution of the agreement, Tiwari shall be paid a signing bonus of $20,000 to be paid over two years in equal increments not less frequently than monthly.					Company entered into a consulting agreement with Dr. Jan Geliebter to be the Company's Secretary for a term of 4 years. The agreement was effective on July 1, 2013. The Company agreed to pay Dr. Geliebter $48,000 per annum in equal increments not less frequently than monthly, with a five (5) percent annual increase, plus normal out of pocket expenses. In addition, Dr. Geliebter shall be paid a signing bonus of $35,000 over two years in equal increments, not less frequently than monthly.		consulting agreement with Dr. Jan Geliebter to be the Company's Secretary for a term of 4 years. The agreement was effective on July 1, 2013. The Company shall pay Ms. Geliebter $48,000 per annum in equal increments not less frequently than monthly with a five (5) percent annual increase plus normal out of pocket expenses. In addition, in connection with the execution of the agreement, Dr. Geliebter shall be paid a signing bonus of $35,000 to be paid over two years in equal increments not less frequently than monthly.					Company entered into a consulting agreement with Dr. Robert Suriano to be the Company's Lab Manager for a term of 2 years. The agreement was effective on July 1, 2013. The Company agreed to pay Dr. Suriano $24,000 per annum in equal increments, not less frequently than monthly, with a five (5) percent annual increase, plus normal out of pocket expenses. In addition, Dr. Suriano shall be paid a signing bonus of $10,000 over two years in equal increments, not less frequently than monthly. Payments pursuant to consulting agreement shall accrue as of the date of the consulting agreement and commence once the Company has raised $2.5 million through a financing		consulting agreement with Dr. Robert Suriano to be the Company's Lab Manager for a term of 2 years. The agreement was effective on July 1, 2013. The Company shall pay Mr. Suriano $24,000 per annum in equal increments not less frequently than monthly with a five (5) percent annual increase plus normal out of pocket expenses. In addition, in connection with the execution of the agreement, Dr. Suriano shall be paid a signing bonus of $10,000 to be paid over two years in equal increments not less frequently than monthly. Payments pursuant to consulting agreement shall accrue as of the date of the consulting agreement and commence once the Company has raised $2.5 million through a financing.					Company entered into a consulting agreement with Dr. Debabrata Banerjee to be a research consultant for the Company for a term of 4 years. The agreement was effective on July 1, 2013. The Company agreed to pay Banerjee $48,000 per annum in equal increments, not less frequently than monthly, with a five (5) percent annual increase, plus normal out of pocket expenses. In addition, Banerjee shall be paid a signing bonus of $35,000 over two years in equal increments, not less frequently than monthly. Payments pursuant to consulting agreement shall accrue as of the date of the consulting agreement and commence once the Company has raised $2.5 million through a financing		Company reached an agreement with a member of its Board of Directors, Mr. Douglas Cole, whereby the Company agreed to issue 200,000 shares of common stock to Mr. Cole for his past services as a Director at similar terms to the shares issued in the Private Placement.							Company agreed to pay $4,500 per month for general legal matters, for which the Company will have the option to pay such fees in registered common stock valued at $6,000		a) a cash placement fee of 10% of the total purchase price of securities sold, including all amounts received by the Company upon exercise of any warrants issued in such raise, (b) a non-accountable expense allowance in the amount of 2% of the aggregate consideration received by the Company, and (c) warrants in an aggregate amount equal to 8% of the number of common shares issued by the Company in a raise. The agreement terminates on June 10, 2014.		On March 10, 2014, the Company entered into an agreement with John Carris Investments, LLC ("John Carris") to act on behalf of the Company as its non-exclusive placement agent and assist the Company in raising up to a maximum of $3.5 million. In consideration for such services, the Company will pay John Carris (a) a cash placement fee of 10% of the total purchase price of securities sold, including all amounts received by the Company upon exercise of any warrants issued in such raise, (b) a non-accountable expense allowance in the amount of 2% of the aggregate consideration received by the Company, and (c) warrants in an aggregate amount equal to 8% of the number of common shares issued by the Company in a raise.		(a) a cash placement fee of 8% of the total purchase price of securities sold, including all amounts received by the Company upon exercise of any warrants issued in such raise and, (b) warrants in an aggregate amount equal to 8% of the number of common shares issued by the Company in a raise. The agreement terminates on December 13, 2014. Mr. Douglas Cole, a former Director of the Company is a partner in Objective Equity. On January 8, 2014, the Company amended the terms of its agreement with Objective Equity whereby both parties agreed that the Company would issue Objective Equity shares of common stock with a grant date fair value equal to 8% of the total proceeds received by the Company.	(a) a cash placement fee of 8% of the total purchase price of securities sold, including all amounts received by the Company upon exercise of any warrants issued in such raise and, (b) warrants in an aggregate amount equal to 8% of the number of common shares issued by the Company in a raise. The agreement terminates on December 13, 2014. Mr. Douglas Cole, a former Director of the Company is a partner in Objective Equity. On January 8, 2014, the Company amended the terms of its agreement with Objective Equity whereby both parties agreed that the Company would issue Objective Equity shares of common stock with a grant date fair value equal to 8% of the total proceeds received by the Company.
Other Commitment																						72,000						72,000	20,000						48,000	35,000						24,000	10,000						48,000	35,000											50,000
Research and Development Expense						115,250	27,000		332,692	73,335			2,258,109	2,373,359									18,000		54,000					18,000		74,000					12,000		71,000					6,000		28,000					12,000		71,000				9,946	3,672	192,546
Due to Related Parties, Current																							54,000	36,000	54,000					20,000	20,000	20,000					59,000	59,000	59,000					22,000	20,000	22,000					59,000	59,000	59,000							13,500		13,500
Stock Issuable, Shares, During Period (in Shares)																																																						200,000
Stock Issued During Period, Shares, Issued for Services (in Shares)			805,200	12,303,336																																																									325,000			264,000					1,630,200
Legal Fees						59,887	52,303		71,812	61,467			386,557	446,444																																															50,000
Stock Issued During Period, Value, Issued for Services				1,845,500		40,000			286,040		1,845,500																																																		65,000
Professional and Contract Services Expense									20,000																		36,000							96,000							59,000							27,000												13,500		128,500				15,000
Proceeds from Issuance of Private Placement							75,000																																																												660,000			550,000
Stock Issuable, Value, During Period.																																																																			52,800
Stock Issued During Period, Shares, New Issues (in Shares)	3,550,000				249,998		500,000	1,166,666		1,666,667	2,196,673	1,433,339																																											264,000
Accrued Rent, Current						3,800			5,000				5,000	3,800						5,000
Professional Fees		60,000				167,750	6,250		430,476	99,960			1,892,019	2,059,769																																								40,000
Development Stage Entities, Stock Issued, Value, Issued for Cash																																																								50,000
Development Stage Entities, Stock Issued, Shares, Issued for Cash (in Shares)																																																								250,000													3,550,000
Maximum Capital to Raise in Private Placement									$ 2,500,000				$ 2,500,000		$ 3,500,000	$ 2,500,000																																															$ 3,500,000					$ 25,000,000